STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Stock Options Tables
Weighted average inputs to the Black-Scholes model used to value the stock options granted
Expected volatility	123%
Expected dividend yield	0.00%
Weighted average risk-free interest rate	1.88%
Expected Term	6.08 years

Common stock options issued and outstanding
	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	2,810,000	$1.58	$20,670	8.29
Granted	1,300,000	0.55	-	-
Exercised	-	-	-	-
Forfeited	8,000	0.54	-	-
Expired	-	-	-	-

Outstanding and expected to vest at May 31, 2015	4,102,000	$1.26	$-	8.65
Exercisable at May 31, 2015	1,769,000	$1.76	$-	7.25

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	2,680,000	$1.70	-	-
Forfeited, cancelled and expired	(615,000)	$1.56	-	-
Issued	745,000	$1.15	-	-
Outstanding and expected to vest at February 28, 2015	2,810,000	$1.58	$20,670	8.29
Exercisable at February 28, 2015	1,742,000	$1.78	$17,790	7.67